Disposal of Subsidiaries - Summary of Net Cash Inflow on Disposal of Susbsidiaries (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents | ¥	¥ 966,000
SPIL Cayman Holdings Limited [member]
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents		$ 36,939,133	$ 4,078,844
Less: Cash and cash equivalent balances disposed of		(2,625,715)	(200,347)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)		(10,533,600)	(161,458)
Net cash inflow on disposals of subsidiaries		$ 23,779,818	$ 3,717,039